Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

Property, plant and equipment consist of the following:

(in thousands)	Land, buildings and constructions EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR

Cost
Balance, January 1, 2012	742,141	764,023	206,660	344,979	2,057,803
Additions	106,234	248,429	8,883	22,749	386,295
Disposals	(347)	(317,022)	(300)	(30,894)	(348,563)
Effect of changes in exchange rates	(995)	(4,671)	(391)	(59)	(6,116)

Balance, December 31, 2012	847,033	690,759	214,852	336,775	2,089,419
Acquisitions through business combinations	71,040	48,965	1,057	3,246	124,308
Additions	123,646	171,895	11,543	32,168	339,252
Disposals	(14)	(90,244)	(336)	(1,925)	(92,519)
Effect of changes in exchange rates	(6,605)	(17,490)	(1,464)	(1,783)	(27,342)

Balance, December 31, 2013	1,035,100	803,885	225,652	368,481	2,433,118

Accumulated depreciation and impairment
Balance, January 1, 2012	155,877	401,800	145,775	300,741	1,004,193
Depreciation	31,598	110,571	13,416	23,668	179,253
Impairment charges	649	906	-	1,679	3,234
Disposals	(347)	(92,205)	(248)	(30,575)	(123,375)
Effect of changes in exchange rates	(505)	(3,090)	(165)	(49)	(3,809)

Balance, December 31, 2012	187,272	417,982	158,778	295,464	1,059,496
Depreciation	47,791	114,677	12,415	22,170	197,053
Impairment charges	3,619	7,997	1,352	89	13,057
Disposals	(5)	(42,625)	(266)	(1,282)	(44,178)
Effect of changes in exchange rates	(1,116)	(8,068)	(422)	(544)	(10,150)

Balance, December 31, 2013	237,561	489,963	171,857	315,897	1,215,278

Carrying amount
December 31, 2012	659,761	272,777	56,074	41,311	1,029,923
December 31, 2013	797,539	313,922	53,795	52,584	1,217,840